Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Purchased parts and materials	$ 62,896	$ 36,066
Work-in-process	3,681	3,203
Finished goods	16,551	12,133
Inventory Net	$ 83,128	$ 51,402